RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2014
RELATED PARTY TRANSACTIONS
Schedule of the key assumptions used by the Parent in the valuation model to value the stock option grants

Expected Term:	6.02 years
Risk Free Rate:	1.75%
Weighted Average Volatility:	65.50%
Expected Forfeiture Rate:	35.00%
Expected Dividend Rate:	0%